Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Summaryof Significant Accounting Policies Details [Line Items]
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Shares issued (in Shares)	5,500,000
Derivative liabilities	$ 5,166,667
Financing cost – derivative warrant liabilities	$ 475,854
Shares subject to possible redemption (in Shares)	24,507,159
Purchase of aggregate diluted shares (in Shares)	10,666,667
Working Capital Withdrawn From Trust Account	$ 0
Net loss per share of common stock, basic and diluted	(1,700,000)
Common Stock Warrant [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Financing cost – derivative warrant liabilities	500,000
Common Stock
Summaryof Significant Accounting Policies Details [Line Items]
Financing cost – derivative warrant liabilities	$ 15,200,000